Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities And Other Liabilities [Line Items]
Accrued payroll and related expenses	$ 1,622	$ 4,162	$ 3,346
Accrued external research and development expenses	1,390	3,091	2,813
Accrued professional fees	1,666	654
Accrued other	224	364
Deferred rent, current portion			555
Total	$ 4,902	8,271	7,823
Previously Reported [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Accrued other		$ 1,018	$ 1,109